INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reconciliation of changes in associates and joint ventures
Balance at beginning of year			$ 4,591	$ 5,572	$ 5,572
Share of earnings for the year	$ 34	$ 1	52	$ (4)	(13)
Foreign currency translation and other			26		(296)
Share of other comprehensive income from associates and joint ventures, other than foreign exchange differences			(72)		260
Distributions			(84)		(59)
Disposition of interest			(125)		(951)
Acquisitions			235		78
Balance at end of year	$ 4,623		$ 4,623		$ 4,591